Commitments (Details)	12 Months Ended
Dec. 31, 2021 oz $ / oz $ / shares
Blyvoor Gold Stream
Disclosure of contingent liabilities [line items]
Percent attributable payable production to be purchased	10.00%
Per Ounce Cash Payment | $ / oz	572
Term of agreement, amount delivered	10,320,000
Bonikro Gold Stream
Disclosure of contingent liabilities [line items]
Percent attributable payable production to be purchased	6.00%
Per Ounce Cash Payment | $ / oz	400
Greenstone Gold Stream
Disclosure of contingent liabilities [line items]
Percent attributable payable production to be purchased	5.938%
Production to be purchased, first threshold for percent change	120,333
Percent attributable payable production to be purchased, after first threshold	3.958%
Per Ounce Cash Payment | $ / oz	30
Percent of spot price for per ounce cash payment	20.00%
Term of agreement, period	40 years
Mercedes Gold Stream
Disclosure of contingent liabilities [line items]
Production to be purchased in period	1,000
Term of agreement, production per quarter	1,000
Term of agreement, total maximum production	8,000
Mercedes Silver Stream
Disclosure of contingent liabilities [line items]
Percent attributable payable production to be purchased	100.00%
Percent of spot price for per ounce cash payment	20.00%
Term of agreement, period	40 years
Platreef Gold Stream
Disclosure of contingent liabilities [line items]
Percent attributable payable production to be purchased	37.50%
Production to be purchased, first threshold for percent change	131,250
Percent attributable payable production to be purchased, after first threshold	30.00%
Production to be purchased, second threshold for percent change	256,980
Percent attributable payable production to be purchased, after second threshold	5.00%
Per Ounce Cash Payment | $ / shares	100
Percent of spot price for per ounce cash payment	80.00%
Term of agreement, period	40 years
South Arturo Silver Stream
Disclosure of contingent liabilities [line items]
Percent attributable payable production to be purchased	100.00%
Percent of spot price for per ounce cash payment	20.00%
Term of agreement, period	40 years
Woodlawn Silver Stream
Disclosure of contingent liabilities [line items]
Percent attributable payable production to be purchased	80.00%
Percent of spot price for per ounce cash payment	20.00%
Term of agreement, period	10 years